Fair Value (Details) (Recurring Basis, USD $)	Jun. 30, 2014	Dec. 31, 2013
Level 1
Fair Value
Available for sale securities	$ 0	$ 1,390,355
Level 2
Fair Value
Available for sale securities	$ 5,223,472.42	$ 10,439,897